Results for the Year - Income tax (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Results for the Year
Current income tax benefit (expense)	$ 161
Deferred income tax benefit (expense)	43
Income tax benefit reported in the statement of profit or loss	$ 204